Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities	Other payables and accrued liabilities consist of the following:
	As of June 30,
	2024	2023
Contract liabilities	63,005	117,128
Salaries payables	1,103,108	849,386
Other payables	951,364	434,017
Other accruals	567,079	704,497
Total	2,684,556	2,105,028